Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
SIP
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statement to Form 5500
The following table reconciles the Net assets available for benefits per the audited financial statements to the Form 5500 Annual Report:

(in thousands of dollars)	2025	2024
Net assets available for benefits per financial statements	$550,150	$425,210
Certain deemed distributions of participant loans	(394)	(448)
Adjustment from contract value to fair value for fully benefit-responsive synthetic guaranteed investment contracts	(971)	(1,874)
Net assets per Form 5500	$548,785	$422,888

The following table reconciles the Plan's increase (decrease) in net assets available for benefits per the audited financial statements to the Form 5500 Annual Report:

(in thousands of dollars)	2025
Plan's increase (decrease) in net assets available for benefits per financial statements	$107,454
Change in certain deemed distributions of participant loans	54
Change in adjustment from contract value to fair value for fully benefit-responsive synthetic guaranteed investment contracts	903
Net income (loss) per Form 5500	$108,411